INVENTORIES	6 Months Ended
Jun. 30, 2014
INVENTORIES
INVENTORIES

4. INVENTORIES

	At December 31, 2013	At June 30, 2014
Raw materials	$88,367	$77,062
Work-in-process	35,016	36,690
Finished goods	236,194	276,258
Total inventories	$359,577	$390,010

For the six months ended June 30, 2013 and 2014, inventory was written down by $680 and $799, respectively, to reflect the lower of cost or market.